SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

37. SUPPLEMENTAL CASH FLOW INFORMATION

a.   The non-cash investing activities for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
Acquisitions of property and equipment:
Credited to trade payables	4,275	5,459	5,175
Advance paid	2,837	—	—
Credited to obligations under finance leases	201	—	—
Interest capitalization	270	99	160
Additions of right of use assets credited to new leases	—	2,969	4,308
Acquisitions of intangible assets:
Credited to trade payables	235	684	341

b.The changes in liabilities arising from financing activities is as follows:

				Non-cash changes
					Foreign
	January 1,		Implementation		exchange		Other	December 31,
	2019	Cash flows	new standard	Acquisition	movement	New leases	changes	2019
Short-term bank loans	4,043	4,657	—	—	—	—	5	8,705
Two step loans	949	(198)	—	—	(15)	—	—	736
Bonds and notes payable	10,481	(526)	—	—	—	—	3	9,958
Long-term bank loans	23,220	2,917	—	520	(53)	—	(3)	26,601
Other borrowings	2,244	1,498	—	—	—	—	(2)	3,740
Obligations under finance leases	3,145	—	—	—	—	—	(3,145)	—
Leases liabilities	—	(4,735)	15,838	—	—	2,969	3,145	17,217
Total liabilities from financing activities	44,082	3,613	15,838	520	(68)	2,969	3	66,957

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2020	Cash flows	movement	New leases	Changes	2020
Short-term bank loans	8,705	1,252	(25)	—	2	9,934
Two step loans	736	(203)	35	—	—	568
Bonds and notes payable	9,958	(2,491)	—	—	2	7,469
Long-term bank loans	26,601	1,627	18	—	(17)	28,229
Other borrowings	3,740	(96)	—	—	1	3,645
Lease liabilities	17,217	(4,959)	—	4,308	(1,689)	14,877
Total liabilities from financing activities	66,957	(4,870)	28	4,308	(1,701)	64,722